Fair Value Composition of Investment Portfolio by Major Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Fair Value Measurements [Line Items]
Portfolio	$ 19,018.0	[1],[2]	$ 18,054.7	[1],[2]
Long-term Debt, Fair Value	2,527.5		2,073.7
Debt	2,164.7	[3]	1,860.9	[3]
Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	13,549.2		13,540.4
Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	279.2		313.9
Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	97.9		102.8
Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	65.3		65.6
Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	116.0		145.5
Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	7,657.2		8,860.4
Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	2,667.1		3,662.2
Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	2,139.2		2,256.0
Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio	14.2		15.6
Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	2,836.7		2,926.6
Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	5,612.8		4,366.1
Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	1,658.5		1,127.9
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	2,315.6		2,160.5
Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	1,638.7		1,077.7
Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	827.5		711.2
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	827.5		694.4
Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		16.8
Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	2,492.3		2,530.5
Equity securities | Common equities | Common equities
Fair Value Measurements [Line Items]
Portfolio	2,491.9		2,530.0
Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	0.4		0.5
Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	16,869.0		16,782.1
Short-term investments
Fair Value Measurements [Line Items]
Portfolio	2,149.0		1,272.6
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value Measurements [Line Items]
Portfolio	17,402.8		16,584.7
Debt	2,164.7		1,860.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	13,374.2		13,415.3
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	260.2		299.5
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	77.3		84.2
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	65.0		64.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	117.9		150.4
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	7,564.9		8,778.3
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	2,641.1		3,630.4
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	2,095.7		2,247.3
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio	14.2		15.6
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	2,813.9		2,885.0
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	5,549.1		4,337.5
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	1,635.5		1,110.1
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	2,278.7		2,154.4
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	1,634.9		1,073.0
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	590.4		445.7
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	590.4		431.5
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		14.2
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	1,289.2		1,451.1
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common equities
Fair Value Measurements [Line Items]
Portfolio	1,288.8		1,450.6
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	0.4		0.5
Carrying (Reported) Amount, Fair Value Disclosure | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	15,253.8		15,312.1
Carrying (Reported) Amount, Fair Value Disclosure | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	2,149.0		1,272.6
Fair Value, Inputs, Level 1
Fair Value Measurements [Line Items]
Portfolio	7,314.3		7,436.4
Long-term Debt, Fair Value	0		0
Fair Value, Inputs, Level 1 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	2,681.3		3,677.8
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	2,681.3		3,677.8
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	2,667.1		3,662.2
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio	14.2		15.6
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	204.1		240.8
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	204.1		240.8
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	2,491.9		2,530.0
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common equities
Fair Value Measurements [Line Items]
Portfolio	2,491.9		2,530.0
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	5,377.3		6,448.6
Fair Value, Inputs, Level 1 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	1,937.0		987.8
Fair Value, Inputs, Level 2
Fair Value Measurements [Line Items]
Portfolio	11,622.4		10,549.6
Long-term Debt, Fair Value	2,527.5		2,073.7
Fair Value, Inputs, Level 2 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	10,856.3		9,833.4
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	279.2		313.9
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	97.9		102.8
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	65.3		65.6
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	116.0		145.5
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	4,975.9		5,182.6
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	2,139.2		2,256.0
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	2,836.7		2,926.6
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	5,601.2		4,336.9
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	1,658.5		1,127.7
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	2,304.0		2,131.5
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	1,638.7		1,077.7
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	554.1		431.4
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	554.1		414.6
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		16.8
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common equities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	11,410.4		10,264.8
Fair Value, Inputs, Level 2 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	212.0		284.8
Fair Value, Inputs, Level 3
Fair Value Measurements [Line Items]
Portfolio	81.3		68.7
Long-term Debt, Fair Value	0		0
Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	11.6		29.2
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | Foreign government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	11.6		29.2
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0.2
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	11.6		29.0
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	69.3		39.0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	69.3		39.0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	0.4		0.5
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common equities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	0.4		0.5
Fair Value, Inputs, Level 3 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	81.3		68.7
Fair Value, Inputs, Level 3 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	$ 0		$ 0

[1]	The total fair value of the portfolio included $1.9 billion and $1.8 billion at December 31, 2014 and 2013, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	Our portfolio reflects the effect of unsettled security transactions and collateral on open derivative positions; at December 31, 2014, $31.3 million was included in "other liabilities," compared to $61.3 million at December 31, 2013.
[3]	Consists of long-term debt. See Note 4 – Debt for further discussion.